13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

12/31/2004

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     February 4, 2004

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:   $57921


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1107   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    1919   31400SH       Sole                     31400
AMERICANCOM     026874107    1767   26900SH       Sole                     26900
AT&T CORCOM     001957505    1056   55400SH       Sole                     55400
BANK OF COM     060505104    1757   37400SH       Sole                     37400
BRISTOL-COM     110122108     756   29500SH       Sole                     29500
CENDANT COM     151313103    1171   50100SH       Sole                     50100
CITIGROUCOM     172967101    2505   52000SH       Sole                     52000
COMCAST COM     20030N200    1491   45400SH       Sole                     45400
CONAGRA COM     205887102     589   20000SH       Sole                     20000
CONOCOPHCOM     20825C104    1233   14200SH       Sole                     14200
DOMINIONCOM     25746U109    1104   16300SH       Sole                     16300
DOW CHEMCOM     260543103     985   19900SH       Sole                     19900
DTE ENERCOM     233331107     686   15900SH       Sole                     15900
EXELON CCOM     30161N101    1282   29100SH       Sole                     29100
EXXON MOCOM     30231G102    2573   50200SH       Sole                     50200
FREDDIE COM     313400301     649    8800SH       Sole                      8800
GENERAL COM     369604103    1358   37200SH       Sole                     37200
GOLDMAN COM     38141G104     864    8300SH       Sole                      8300
HARTFORDCOM     416515104    1199   17300SH       Sole                     17300
HCA INC COM     404119109     727   18200SH       Sole                     18200
HEWLETT-COM     428236103    1531   73000SH       Sole                     73000
HOME DEPCOM     437076102     568   13300SH       Sole                     13300
HONEYWELCOM     438516106     531   15000SH       Sole                     15000
INGERSOLCOM     G4776G101     948   11800SH       Sole                     11800
INT'L BUCOM     459200101    1360   13800SH       Sole                     13800
JPMORGANCOM     46625H100    1244   31900SH       Sole                     31900
LOCKHEEDCOM     539830109     555   10000SH       Sole                     10000
MARSH & COM     571748102    1303   39600SH       Sole                     39600
MBIA INCCOM     55262C100    1652   26100SH       Sole                     26100
MCDONALDCOM     580135101    1587   49500SH       Sole                     49500
MERCK & COM     589331107    1186   36900SH       Sole                     36900
MICROSOFCOM     594918104     588   22000SH       Sole                     22000
MORGAN SCOM     617446448     894   16100SH       Sole                     16100
MOTOROLACOM     620076109     647   37600SH       Sole                     37600
NATIONALCOM     635405103     601   16000SH       Sole                     16000
NOKIA COCOM     654902204    1214   77500SH       Sole                     77500
NORTHROPCOM     666807102     593   10900SH       Sole                     10900
OCCIDENTCOM     674599105     578    9900SH       Sole                      9900
PFIZER ICOM     717081103    1525   56700SH       Sole                     56700
PITNEY BCOM     724479100    1101   23800SH       Sole                     23800
PROCTER COM     742718109    1047   19000SH       Sole                     19000
RAYTHEONCOM     755111507     664   17100SH       Sole                     17100
SCHERINGCOM     806605101     626   30000SH       Sole                     30000
SONY CORCOM     835699307     608   15600SH       Sole                     15600
TEXAS INCOM     882508104    1253   50900SH       Sole                     50900
TYCO INTCOM     902124106     625   17500SH       Sole                     17500
UNION PACOM     907818108     834   12400SH       Sole                     12400
UNITED TCOM     913017109     713    6900SH       Sole                      6900
VERIZON COM     92343v104    1612   39800SH       Sole                     39800
VIACOM ICOM     925524308    1139   31300SH       Sole                     31300
WASHINGTCOM     939322103     951   22500SH       Sole                     22500
WELLS FACOM     949746101     864   13900SH       Sole                     13900